INCOME TAX	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

18. INCOME TAX

a) Income tax

The Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

No stamp duty is payable in respect of the issue of the shares or on an instrument of transfer in respect of a share.

Hong Kong S.A.R.

Under the current Hong Kong S.A.R. Inland Revenue Ordinance, the Company's Hong Kong S.A.R. subsidiary is subject to Hong Kong S.A.R. profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong S.A.R. Payments of dividends by the Hong Kong S.A.R. subsidiary to the Company is not subject to withholding tax in Hong Kong S.A.R. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. No provision for Hong Kong profits tax has been made in the financial statements as the subsidiary in Hong Kong has no assessable profits for the years ended December 31, 2019, 2020 and 2021.

Japan

The Company's Japan subsidiary, Cloopen Japan Co., Ltd., is subject to Japanese corporation tax (including national corporation tax, local enterprise tax and other income-based taxes) on its worldwide income. The statutory effective tax rate is approximately 30% to 34%, depending on the size of the company.

Dividends paid by a Japanese company are generally subject to Japanese withholding tax. If the Japanese company paying dividends is a non-listed company and the payee is a non-resident of Japan, the rate of such withholding tax is 20.42% under Japanese Tax law. The Company enjoys preferential withholding tax rate of 10% under Japan-China tax treaty.

The PRC

The Group's PRC subsidiaries, the VIE, and the VIE's subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the High and New Technology Enterprise (“HNTE”) status under the New EIT Law which would entitle qualified and approved entities to a favorable EIT tax rate of 15%. In April 2009 and June 2017, the State Administration for Taxation (“SAT”) issued Circular Guoshuihan (2009) No. 203 (“Circular 203”) and SAT Announcement (2017) No. 24 (“Announcement 24”) stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. The HNTE certificate is effective for a period of three years and can be renewed for another three years. Subsequently, an entity needs to re-apply for the HNTE status in order to be able to enjoy the preferential tax rate of 15%.

Ronglian 7Moor obtained the HNTE certificate in December 2016, and subsequently renewed the HNTE certificate in October 2019 and November 2022. Thus, Ronglian 7Moor is entitled to a preferential tax rate of 15% from 2016 to 2024.

Beijing Baiyi High-Tech Information Technology Co., Ltd., a subsidiary of the Company, obtained the HNTE certificate in October 2017, which expired in October 2020. In October 2020, Baiyi renewed its HNTE status which entitles it to the preferential income tax rate of 15% from 2020 to 2022.

Ronglian Guanghui and Beijing Yunrong Tianxia Technology Co., Ltd., subsidiaries of the Company, obtained the HNTE certificates in December 2017, which expired in December 2020. Thus, Ronglian Guanghui and Beijing Yunrong Tianxia Technology Co., Ltd was entitled to the preferential tax rate of 15% from 2017 to 2019. In October 2020, Beijing Yunrong Tianxia Technology Co., Ltd., renewed its HNTE status which entitled it to the preferential income tax rate of 15% from 2020 to 2022. Due to business scope change, Ronglian Guanghui has no plan to renew the HNTE certificates and could not entitle to the preferential tax rate of 15% after the HNTE certificate became void from January 1, 2020.

Ronglian Yitong, a subsidiary of the Company, obtained the HNTE certificate in September 2015 and subsequently renewed the HNTE certificate in September 2018 and December 2021. Thus, it was entitled to the preferential tax rate of 15% from 2015 to 2023.

Beijing Ronglian Huitong Technology Co., Ltd. and Shenzhen Zhongtian Wangjing Technology Co., Ltd., subsidiaries of the Company, obtained the HNTE certificates in December 2019. Thus, they are entitled to the preferential tax rate of 15% from 2019 to 2021.In December 2022, Beijing Yunrong Tianxia Technology Co., Ltd., renewed its HNTE status which entitled it to the preferential income tax rate of 15% from 2022 to 2024.

If any entities fail to maintain the HNTE qualification under the New EIT Law, they will no longer qualify for the preferential tax rate of 15%.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for the PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.”

Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

The components of loss before income taxes are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
The Cayman Islands*	(27,733)	(173,957)	(453,788)
Hong Kong S.A.R*	(21)	(1,223)	19,023
Japan*	3,194	10,169	(3,159)
The PRC, excluding Hong Kong S.A.R.	(208,350)	(259,099)	(455,408)
Total	(232,910)	(424,110)	(893,332)

*Non PRC entities not subject to income tax

Withholding tax on undistributed dividends

The CIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside of Mainland China, if such immediate holding company is considered as a non‑resident enterprise without any establishment or place within Mainland China or if the received dividends have no connection with the establishment or place of such immediate holding company within Mainland China, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with the PRC. According to the arrangement between Mainland China and Hong Kong S.A.R. on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in Mainland China to its immediate holding company in Hong Kong S.A.R. will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Group did not record any dividend withholding tax, as the Group's PRC entities, have no retained earnings in any of the years presented.

Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on interest income from the foreign investment enterprises established in Mainland China. The requirement is effective from 1 January 2008 and applies to earnings after 31 December 2007. The Group applies a preferential withholding tax rate of 7% due to a tax treaty between Mainland China and the jurisdiction of the foreign investors.

Income tax expense recognized in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense	715	1,201	5,998
Deferred income tax expense (benefit)	(166)	(74)	5,122
Total income tax expense	549	1,127	11,120

Reconciliation of the differences between the income tax benefit computed based on the PRC statutory income tax rate and the Group's income tax expense for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Computed expected income tax benefit	(58,227)	(106,028)	(223,333)
Non-deductible expenses / taxable deemed income
Share-based compensation	6,788	33,566	66,705
Non-deductible entertainment	919	577	940
Uninvoiced expenditures	446	217	-
Taxable deemed interest income from inter-company interest-free loans	996	2,155	6,659
Non-deductible IPO fees	977	2,210	824
Employee commercial Insurance	82	110	372
Effect of withholding tax at 7% on the interest income of a PRC subsidiary	-	-	1,144
Selling Commission	-	581	2,072
Others	333	46	63
Non-PRC entities not subject to income tax	(531)	7,296	47,479
Effect of income tax rate differences in jurisdictions other than the PRC	123	-	(2,334)
Over provision in respect of prior years	-	104	4,883
NOL expired	-	200	8,635
Amortization of intangible assets formed by business combinations	(166)	(74)	(536)
Others	-	-	813
Changes in valuation allowance	48,809	60,167	96,734
Actual income tax expense	549	1,127	11,120

b) Deferred income tax assets

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net operating loss carry forwards	149,073	218,478	280,865
Uninvoiced expenditures	23,400	6,204	9,867
Accounts receivable and contract assets allowance	5,367	12,707	16,486
Other equity investments impairment	5,836	10,337	11,412
Goodwill impairment	1,417	1,417	38,690
Share of losses of equity method investments	174	174	149
Others	26	9	1
Less: Valuation allowance	(180,643)	(239,007)	(335,339)
Total deferred income tax assets, net	4,650	10,319	22,131
Intangible assets	(259)	(185)	(8,883)
Equity method investment on the gain from the disposal of a subsidiary	-	-	(2,766)
Change in fair value of other equity investments	(4,650)	(10,319)	(19,365)
Total gross deferred income tax liabilities	(4,909)	(10,504)	(31,014)
Net deferred income tax assets	(259)	(185)	(8,883)

As of December 31, 2021, the Group had net operating loss carry forwards of approximately RMB1,123 million attributable to the PRC and Hong Kong S.A.R. subsidiaries, the VIE, and the VIE's subsidiaries. The loss carried forward by the PRC companies will expire during the period from year 2022 to year 2031. As of December 31, 2021, the Group had tax loss carry forwards for PRC and Hong Kong S.A.R. income tax purpose of RMB 1,123,462, which will expire if unused by the following year-end:

Year ending December 31,	RMB
2022	115,517
2023	103,035
2024	20,060
2025	34,927
2026	74,384
Then thereafter	775,539
Total	1,123,462

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Group evaluates a variety of factors including the Group's operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2021, the valuation allowance of RMB335,339 was related to the deferred income tax assets of the PRC and Hong Kong S.A.R. entities which were in loss position. As of December 31, 2021, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance.

Changes in valuation allowance are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	(131,834)	(180,643)	(239,007)
Additions	(48,809)	(60,167)	(96,734)
Decrease upon disposal of a subsidiary	-	1,803	402
Balance at the end of the year	(180,643)	(239,007)	(335,339)

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company's PRC subsidiary, the VIE and the VIE's subsidiaries for the years from 2016 to 2021 are open to examination by the PRC tax authorities.